OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Payroll and related expenses	$13,570	$12,157	$14,001
Income taxes including the provision for uncertain tax positions	740	2,699	397
Professional services	1,497	2,309	1,630
Warranties	5,389	6,459	5,223
VAT, sales and consumption taxes	1,462	1,750	1,731
Commissions (external)	473	2,447	996
Royalties	1,363	1,156	1,476
Restructuring costs	-	560	-
Fair value of financial derivatives	461	1,212	832
Accrued expenses	11,416	6,581	12,823
	$36,371	$37,330	$39,109